UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2005

Check here if Amendment [x ]; Amendment Number: __1__
This Amendment (Check only one.):  [x] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     September 30,2005

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary: Please note that effective 1Q 2005 State Street should be included as other manager

Number of Other Included Managers:        1

State Street Corporation	Form 13F File Number 028-00399

Form 13F Information Table Entry Total:    60
Form 13F Information Table Value Total (Thousands):   $118,325

List of Other Included Managers:  1

State Street Corporation	Form 13F File Number 028-00399

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc."	COM		68243Q106 1370	195366	SH		Sole		195366
"Advanced Biophotonics, Inc. "	COM		00752G104 99	283172	SH		Sole		283172
"Amazon.com, Inc."		COM		023135106 759	16754	SH		Sole		16754
Amdocs Ltd.			COM		G02602103 2801	101000	SH		Sole		68900		32100
"At Road, Inc."			COM		04648K105 533	116110	SH		Sole		116110
"Atheros Communications, Inc."	COM		04743P108 1999	204784	SH		Sole		131292		73492
Atmel Corp.			COM		049513104 58	28000	SH		Sole				28000
"Capital Lease Funding, Inc."	COM		140288101 387	37420	SH		Sole		37420
"Check Point Software System, I"COM		M22465104 973	40000	SH		Sole		40000
Cisco Systems			COM		17275R102 329	18375	SH		Sole		13671		4704
Coley Pharmaceutical Group	COM		19388P106 480	26397	SH		Sole		24697		1700
"Corgentech, Inc."		COM		21872P105 590	250000	SH		Sole		250000
"Cotherix, Inc"			COM		22163T103 780	55900	SH		Sole		51700		4200
"Crosstex Energy, Inc."		COM		22765Y104 338	5290	SH		Sole		5290
"DeCODE genetics, Inc."		COM		243586104 286	34046	SH		Sole		31215		2831
Du Pont 			COM		263534109 249	6350	SH		Sole				6350
"EBay, Inc."			COM		278642103 33924	823400	SH		Sole		809000		14400
"Encysive Pharmaceuticals, Inc."COM		29256X107 733	62200	SH		Sole		56800		5400
Epicor Software Corporation	COM		29426L108 223	17162	SH		Sole		17162
Exact Sciences Corporation	COM		30063P105 544	298768	SH		Sole		291700		7068
"Expedia, Inc. Class A"		COM		302125109 301	15184	SH		Sole		15184
"FormFactor, Inc."		COM		346375108 1851	81093	SH		Sole		79093		2000
"Google, Inc. - Cl A "		COM		38259P508 7120	22500	SH		Sole		22500
Graphco Holdings Corp. 		COM		38866F109 1	12200	SH		Sole		12200
HewlettPackard			COM		428236103 378	12929	SH		Sole				12929
Inamed Corporation		COM		453235103 4862	64248	SH		Sole		62048		2200
"Inspire Pharmaceuticals, Inc."	COM		457733103 877	115425	SH		Sole		101200		14225
"Integrated Device Technology, "COM		458118106 810	75400	SH		Sole		75400
InterActiveCorp			COM		44919P300 385	15184	SH		Sole		15184
"Juniper Networks, Inc."	COM		48203R104 5500	231084	SH		Sole		213381		17703
"Keryx Biopharmaceuticals, Inc."COM		492515101 2857	181300	SH		Sole		74900		106400
"Kinetic Concepts, Inc."	COM		49460W208 1097	19310	SH		Sole				19310
Linear Technology Corp.		COM		535678106 3543	94260	SH		Sole		59260		35000
"Microchip Technology, Inc."	COM		595017104 3351	111250	SH		Sole		111250
Microsoft Corp.			COM		594918104 283	11000	SH		Sole				11000
"Motive, Inc."			COM		61980V107 340	53687	SH		Sole		53687
"Myogen, Inc."			COM		62856E104 2759	117406	SH		Sole		109553		7853
"NMT Medical, Inc."		COM		629294109 983	89213	SH		Sole		89213
"Netflix, Inc."			COM		64110L106 2051	78900	SH		Sole		71700		7200
"Netlogic Microsystems, Inc."	COM		64118B100 223	10308	SH		Sole		9163		1145
Network Appliance 		COM		64120L104 932	39271	SH		Sole		39271
"Neustar, Inc. Class A"		COM		64126X201 1347	42100	SH		Sole		39300		2800
"Nuvasive, Inc."		COM		670704105 346	18438	SH		Sole		18438
PMC/Sierra Semiconductor Corp.	COM		69344F106 414	46967	SH		Sole		46967
Plains Exploration & Productio	COM		726505100 1253	29251	SH		Sole		29251
Positron Corp. 			COM		737397125 39	489642	SH		Sole				489642
"RSA Security, Inc."		COM		749719100 2956	232575	SH		Sole		199500		33075
"Rigel Pharmaceuticals, Inc."	COM		766559603 2730	114854	SH		Sole		90977		23877
STATS ChipPAC Ltd. - ADR	COM		85771T104 742	118175	SH		Sole		118175
"Salesforce.com, Inc. "		COM		79466L302 2615	113096	SH		Sole		105534		7562
"Santarus, Inc."		COM		802817304 808	130125	SH		Sole		122925		7200
"Senomyx, Inc."			COM		81724Q107 255	15000	SH		Sole		15000
"SigmaTel, Inc."		COM		82661W107 377	18622	SH		Sole		8270		10352
"Silicon Laboratories, Inc."	COM		826919102 2869	94400	SH		Sole		93000		1400
Skyepharma Plc. (ADR shares)	COM		830808101 1280	175876	SH		Sole				175876
Sprint Nextel Corporation	COM		852061100 1507	63375	SH		Sole		63375
"SuperGen, Inc. "		COM		868059106 315	50009	SH		Sole				50009
"Symbion, Inc."			COM		871507109 841	32522	SH		Sole				32522
"VeriSign, Inc."		COM		92343E102 5312	248594	SH		Sole		229392		19202
Witness Systems			COM		977424100 424	20307	SH		Sole				20307
"YaHoo!, Inc."			COM		984332106 3936	116300	SH		Sole		114600		1700

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